Shareholder Accounts		Corporate Offices
c/o Ultimus Fund Solutions, LLC		3707 W. Maple Road
P.O. Box 46707		Bloomfield Hills, MI 48301
Cincinnati, OH 45246		(248) 644-8500
1-888-726-0753	SCHWARTZ INVESTMENT TRUST	Fax (248) 644-4250

FILED VIA EDGAR

February 16, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Schwartz Investment Trust
File Nos. 33-51626; 811-07148

Ladies and Gentlemen:

On behalf of Schwartz Investment Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 24 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purposes of establishing a new series of shares of Registrant, the Ave Maria World Equity Fund, as well as to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please direct any comments or questions to the undersigned at 513/587-3403.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary